Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings
Borrowings

Note 6 - Borrowings

Borrowings consist of advances from the Federal Home Loan Bank of New York (FHLB).

The following table sets forth the contractual maturities of borrowings with the FHLB as of December 31:

Advance	Maturity	Current
Date	Date	Rate	2019	2018
			(In Thousands)

09/05/12	09/05/19	1.13%	$—	$246
12/19/12	12/19/19	1.20%	—	321
01/04/13	01/04/19	1.52%	—	1,000
01/22/13	01/22/19	1.44%	—	1,000
02/20/13	02/20/20	1.28%	37	185
02/20/13	02/21/23	1.77%	345	447
01/21/14	01/22/19	1.45%	—	34
03/20/14	03/20/19	1.50%	—	103
07/21/14	07/21/21	1.94%	250	397
07/21/14	07/22/19	2.08%	—	500
08/21/14	08/21/19	2.12%	—	1,000
10/02/14	10/04/21	2.00%	576	867
10/15/14	10/15/21	1.69%	286	431
11/28/14	11/29/21	1.90%	599	890
12/31/14	12/31/19	1.63%	—	224
01/14/15	01/14/20	1.73%	1,500	1,500
01/21/15	01/21/20	1.79%	500	500
01/21/15	01/21/21	1.97%	500	500
04/13/15	04/13/20	1.74%	1,000	1,000
05/20/15	05/20/20	1.52%	103	308
05/20/15	05/20/22	1.91%	372	517
06/25/15	06/25/20	1.65%	121	326
10/29/15	10/29/20	1.51%	378	784
10/29/15	10/29/20	1.90%	1,000	1,000
01/27/16	01/27/21	1.92%	1,000	1,000
01/27/16	01/27/23	1.87%	469	611
02/12/16	02/13/23	1.66%	479	621
02/12/16	02/13/23	2.04%	500	500
10/28/16	10/28/20	1.57%	1,000	1,000
11/04/16	11/04/21	1.72%	2,000	2,000
11/17/16	11/17/21	2.13%	1,000	1,000
11/17/16	11/17/21	1.78%	411	611
11/17/16	11/17/23	2.07%	589	729
11/28/16	11/29/19	1.78%	—	1,500
12/21/16	12/23/19	1.91%	—	1,000
01/04/17	01/04/19	1.62%	—	1,500
01/19/17	01/21/20	1.91%	1,000	1,000
03/24/17	03/24/22	2.00%	719	1,017
03/24/17	03/25/24	2.28%	956	1,164
07/24/17	07/24/20	1.88%	1,000	1,000
07/24/17	07/26/21	2.03%	1,000	1,000
07/24/17	07/25/22	1.94%	545	743
08/31/17	08/31/21	1.96%	1,000	1,000
09/11/17	09/11/20	1.80%	1,000	1,000
09/11/17	09/12/22	2.07%	1,500	1,500
09/27/17	09/27/22	2.28%	1,000	1,000
01/18/18	01/18/19	2.17%	-	1,500
01/24/18	01/24/20	2.42%	1,500	1,500
02/09/18	02/09/22	2.78%	2,500	2,500
03/21/18	03/21/23	3.13%	1,500	1,500
04/04/18	04/04/23	3.00%	2,000	2,000
05/22/18	05/23/22	3.22%	1,500	1,500
05/29/18	05/31/22	2.97%	2,000	2,000
05/29/18	05/30/23	3.01%	1,500	1,500
06/28/18	06/28/23	3.13%	1,000	1,000
06/28/18	06/28/24	3.25%	2,000	2,000
07/23/18	07/23/24	3.34%	1,000	1,000
08/20/18	08/20/20	2.93%	2,000	2,000
08/31/18	02/28/19	2.56%	—	1,500
09/25/18	03/25/19	2.66%	—	2,000
09/27/18	09/27/21	3.24%	1,500	1,500
10/18/18	04/18/19	2.76%	—	1,500
10/30/18	04/30/19	2.78%	—	1,500
11/23/18	05/23/19	2.82%	—	1,500
12/03/18	01/03/19	2.61%	—	3,750
12/20/18	06/20/19	2.81%	—	2,000
01/29/19	01/30/23	2.94%	3,000	—
01/29/19	01/29/24	2.97%	3,000	—
09/30/19	03/30/20	2.10%	1,000	—

			$51,735	$71,826

Borrowings are secured by residential mortgages with a carrying amount of $194,868,000 at December 31, 2019 and the Company’s investment in FHLB stock. As of December 31, 2019, $111,948,000 was available for borrowings. At December 31, 2018, borrowings were secured by residential mortgages with a carrying amount of  $201,922,000, and $94,106,000 was available for new borrowings.

The following table sets forth the contractual maturities of all FHLB borrowings at December 31, 2019 (dollars in thousands):

	Contractual	Weighted
	Maturity	Average Rate
2020	$13,140	2.04%
2021	10,121	2.11
2022	10,137	2.60
2023	11,381	2.78
2024	6,956	3.01
	$51,735	2.46%

The Company also has a repurchase agreement with Raymond James providing an additional $10.0 million in liquidity collateralized by the Company’s U.S. Government and agency obligations. There were no advances outstanding under the repurchase agreement at December 31, 2019 and 2018. Securities are not pledged until the borrowing is initiated. In addition to the repurchase agreement with Raymond James, the Company also has an unsecured line of credit through Atlantic Community Bankers Bank which would provide an additional $5.0 million in liquidity. There were no draws or outstanding balances from the line of credit at December 31, 2019 and 2018.